INVESTMENT IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2021
Investments in and Advances to Affiliates [Abstract]
Summary of Financial Information

Summarized financial information of TAT-Engineering LLC:

	December 31,
	2021	2020
Balance sheets:
Current assets	$358	$320
Non-current assets	1,091	1,211
Current liabilities	1,154	1,088

	Year ended December 31,
	2021	2020	2019
Statements of operation:
Revenues	$501	$413	$877
Gross loss	(22)	(153)	(228)
Net loss	(148)	(365)	(291)
Net losses attributable to the Company	(76)	(185)	(132)